CERTIFICATE


                               PC&J Preservation Fund
                           File Nos. 2-95285 and 811-4204


          The undersigned, Secretary of the PC&J Preservation Fund (the "Trust"), in lieu of filing under Section 497(c) of the Securities Act of 1933, as amended (the "Act"), hereby certifies that :

               1. The form of Prospectus and Statement of Additional Information that would have been filed under paragraph 497(c) of the Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 15, the most recent amendment; and

               2. The text of Post-Effective Amendment No. 15 has been filed electronically.


     Date: March 14, 1997          PC&J PRESERVATION FUND

                                   By:___________________________
                                      James M. Johnson, Secretary